Securities	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Securities

NOTE 3 - SECURITIES

The amortized cost and fair value of available for sale securities and the related gross unrealized gains and losses recognized in accumulated other comprehensive loss were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
2015
U.S. Treasury securities and obligations of U.S. government agencies	$40,992	$74	$(129)	$40,937
Obligations of states and political subdivisions	87,255	4,959	(62)	92,152
Mortgage-back securities in government sponsored entities	62,135	681	(243)	62,573

Total debt securities	190,382	5,714	(434)	195,662
Equity securities in financial institutions	481	106	—	587

Total	$190,863	$5,820	$(434)	$196,249

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
2014
U.S. Treasury securities and obligations of U.S.government agencies	$42,910	$115	$(123)	$42,902
Obligations of states and political subdivisions	83,215	5,112	(306)	88,021
Mortgage-back securities in government sponsored entities	65,646	976	(180)	66,442

Total debt securities	191,771	6,203	(609)	197,365
Equity securities in financial institutions	481	59	—	540

Total	$192,252	$6,262	$(609)	$197,905

The amortized cost and fair value of securities at year end 2015 by contractual maturity were as follows. Securities not due at a single maturity date, primarily mortgage-backed securities, are shown separately.

	Available for sale
	Amortized Cost	Fair Value
Due in one year or less	$5,075	$5,078
Due from one to five years	31,433	31,442
Due from five to ten years	31,754	33,606
Due after ten years	59,985	62,963
Mortgage-backed securities in government sponsored entities	62,135	62,573
Equity securities in financial institutions	481	587

Total	$190,863	$196,249

Securities with a carrying value of $142,888 and $137,898 were pledged as of December 31, 2015 and 2014, respectively, to secure public deposits, other deposits and liabilities as required or permitted by law.

Proceeds from sales of securities, gross realized gains and gross realized losses were as follows:

	2015	2014	2013
Sale proceeds	$—	$18,088	$8,686
Gross realized gains	—	113	144
Gross realized losses	—	(1)	(89)
Gains (losses) from securities called or settled by the issuer	(18)	1	149

Debt securities with unrealized losses at year end 2015 and 2014 not recognized in income are as follows:

	12 Months or less		More than 12 months		Total
2015	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Loss	Value	Loss	Value	Loss
U.S. Treasury securities and obligations of U.S. government agencies	$25,464	$(112)	$1,132	$(17)	$26,596	$(129)
Obligations of states and political subdivisions	2,932	(20)	1,469	(42)	4,401	(62)
Mortgage-backed securities in gov’t sponsored entities	27,263	(172)	5,041	(71)	32,304	(243)

Total temporarily impaired	$55,659	$(304)	$7,642	$(130)	$63,301	$(434)

	12 Months or less		More than 12 months		Total
2014	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Loss	Value	Loss	Value	Loss
U.S. Treasury securities and obligations of U.S. government agencies	$7,664	$(17)	$11,888	$(106)	$19,552	$(123)
Obligations of states and political subdivisions	853	(11)	5,647	(295)	6,500	(306)
Mortgage-backed securities in gov’t sponsored entities	12,289	(29)	11,492	(151)	23,781	(180)

Total temporarily impaired	$20,806	$(57)	$29,027	$(552)	$49,833	$(609)

The Company periodically evaluates securities for other-than-temporary impairment. An unrealized loss exists when the current fair value of an individual security is less than its amortized cost basis. Unrealized losses that are determined to be temporary in nature are recorded, net of tax, in accumulated other comprehensive loss on the Consolidated Balance Sheet.

The Company has assessed each available-for-sale security position for credit impairment. Factors considered in determining whether a loss is temporary include:

•	The length of time and the extent to which fair value has been below cost;

•	The severity of impairment;

•	The cause of the impairment and the financial condition and near-term prospects of the issuer;

•	If the Company intends to sell the investment;

•	If it’s more-likely-than-not the Company will be required to sell the investment before recovering its amortized cost basis; and

•	If the Company does not expect to recover the investment’s entire amortized cost basis (even if the Company does not intend to sell the investment).

The Company’s review for impairment generally entails:

•	Identification and evaluation of investments that have indications of impairment;

•	Analysis of individual investments that have fair values less than amortized cost, including consideration of length of time each investment has been in unrealized loss position and the expected recovery period;

•	Evaluation of factors or triggers that could cause individual investments to qualify as having other-than-temporary impairment; and

•	Documentation of these analyses, as required by policy.

At December 31, 2015, the Company owned 50 securities that were considered temporarily impaired. The unrealized losses on these securities have not been recognized into income because the issuers’ bonds are of high credit quality, management has the intent and ability to hold these securities for the foreseeable future, and the decline in fair value is largely due to changes in market interest rates. The Company also considers sector specific credit rating changes in its analysis. The fair value is expected to recover as the securities approach their maturity date or reset date. The Company does not intend to sell until recovery and does not believe selling will be required before recovery.